Fair value of financial assets and liabilities - Fair value and carrying amount of financial assets and liabilities that are recorded at amortized cost (Details) $ in Thousands, ₩ in Millions	12 Months Ended
	Dec. 31, 2021 KRW (₩)		Dec. 31, 2020 KRW (₩)		Dec. 31, 2021 USD ($)
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 17,043,520		₩ 17,268,623
Loans and other financial assets at amortized cost	359,918,503		318,144,845
Deposits due to customers	318,070,829		291,767,282
Borrowings	24,663,825		20,763,675
Debentures	44,500,963		37,931,989
Other financial liabilities	23,596,463		13,591,556
Carrying value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	17,086,274		17,020,839		$ 14,375,125
Loans and other financial assets at amortized cost	361,932,872	[1]	320,106,078	[1]	304,503,510
Deposits due to customers	317,899,871		291,477,279		267,457,405
Borrowings	24,755,459		20,745,466		20,827,410
Debentures	44,653,864		37,479,358		$ 37,568,454
Other financial liabilities	₩ 23,890,017		₩ 13,808,386
Securities at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.		The fair value is measured by discounting the projected cash flows of debt securities by applying risk-free market rate with credit spread.
Input variables	Risk-free market rate and credit spread		Risk-free market rate and credit spread
Securities at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 2,122,401		₩ 2,968,875
Securities at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	14,921,119		14,299,748
Securities at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Securities at amortized cost	₩ 0		₩ 0
Loans and other financial assets at amortized cost
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.		The fair value is measured by discounting the projected cash flows of loan products by applying the market discount rate that has been applied to a proxy company that has similar credit rating to the debtor.
Input variables	Risk-free market rate, credit spread and prepayment rate		Risk-free market rate, credit spread and prepayment rate
Loans and other financial assets at amortized cost | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 0		₩ 0
Loans and other financial assets at amortized cost | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	3		0
Loans and other financial assets at amortized cost | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Loans and other financial assets at amortized cost	₩ 359,918,500		₩ 318,144,845
Deposits due to customers
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Deposits due to customers | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Deposits due to customers | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	318,070,829		291,767,282
Deposits due to customers | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Deposits due to customers	₩ 0		₩ 0
Borrowings
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Borrowings | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 0		₩ 0
Borrowings | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	23,393,520		20,586,930
Borrowings | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Borrowings	₩ 1,270,305		₩ 176,745
Debentures
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Debentures | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Debentures | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	44,500,963		37,931,989
Debentures | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Debentures	₩ 0		₩ 0
Other financial liabilities
Disclosure of financial assets liabilities measured at amortised [Abstract]
Fair value measurement technique	The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.		The fair value is measured by discounting the projected cash flows of debt products by applying the market discount rate that is reflecting credit rating of the Group.
Input variables	Risk-free market rate, credit spread and forward rate		Risk-free market rate, credit spread and forward rate
Other financial liabilities | Level 1
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 0		₩ 0
Other financial liabilities | Level 2
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	23,216,929		13,305,067
Other financial liabilities | Level 3
Fair value of financial assets liabilities measured at amortised cost [Abstract]
Other financial liabilities	₩ 379,534		₩ 286,489

[1]	Cash and cash equivalents are not included.